CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 91,784	$ 29,312
Accounts receivable, net of allowance for credit losses of $2,599 and $2,970	63,865	61,061
Inventories	53,098	111,227
Prepaid expenses and other current assets	14,666	8,977
Due from related parties	2,759	2,093
Loan receivable, related party	0	7,919
Prepaid subscriptions	0	7,300
Current assets of discontinued operations	0	5
Total current assets	226,172	227,894
Non-current assets:
Goodwill	46,924	42,048
Property, plant, and equipment, net	11,878	2,998
Intangible assets, net	51,450	47,997
Right-of-use assets	7,491	3,110
Deferred tax assets, net	56,381	44,627
Other non-current assets	4,094	107
Total non-current assets	178,218	140,887
Total assets	404,390	368,781
Current liabilities:
Accrued expenses and other current liabilities	45,389	47,085
Loans payable, current	31,942	48,030
Contract liabilities	14,110	10,148
Accrued warranties	17,871	13,550
Lease liabilities, current	4,412	1,788
Current liabilities of discontinued operations	163	597
Total current liabilities	178,562	206,647
Non-current liabilities:
Contract liabilities, non-current	21,762	17,692
Lease liabilities, non-current	3,412	1,634
Other non-current liabilities	4,250	1,076
Deferred tax liabilities	1,317	0
Total non-current liabilities	100,270	25,123
Total liabilities	278,832	231,770
Commitments and contingencies
Shareholders’ equity:
Ordinary shares par value of $0.001; 990,000,000 shares authorized, 456,477,820 and 426,422,220 shares issued and outstanding, respectively. 10,000,000 shares, $0.001 par value, without designation.	456	426
Additional paid-in capital	473,590	448,065
Accumulated other comprehensive income (loss)	3,513	4,546
Accumulated deficit	(353,890)	(316,026)
Total Mynd.ai, Inc. shareholders’ equity	123,669	137,011
Non-controlling interest	1,889	0
Total shareholders’ equity	125,558	137,011
Total liabilities and shareholders’ equity	404,390	368,781
Related Party
Current assets:
Accounts receivable, net of allowance for credit losses of $2,599 and $2,970	2,759	2,093
Current liabilities:
Accounts payable, current	5,080	3,978
Non-current liabilities:
Long-term debt, excluding current maturities	4,670	4,445
Nonrelated Party
Current liabilities:
Accounts payable, current	59,595	81,471
Loans payable, current		48,030
Non-current liabilities:
Long-term debt, excluding current maturities	$ 64,859	$ 276